UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/06

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND  August 31, 2006

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 98.47%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	37,122,463	$572,800

Lord Abbett Bond Debenture Fund, Inc. - Class Y(b)	37,761,923	293,410

Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	4,566,765	134,628

Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	19,974,062	205,733

Total Investments in Underlying Funds (cost $1,117,230,671)		$1,206,571

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.48%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $18,080,000 of Federal Home Loan Mortgage Corp. at 6.065% due 5/9/2016; value: $18,536,339; proceeds: $18,172,733 (cost $18,170,386)	$18,170	$18,170

Total Investments in Securities 99.95% (cost $1,135,401,057)		1,224,741

Other Assets in Excess of Liabilities 0.05%		544

Net Assets 100.00%		$1,225,285

(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 93.33%

COMMON STOCKS 0.87%

Biotechnology 0.37%
Myogen, Inc.*	30	$1,044,000

Diversified Financials 0.11%
Euronet Worldwide, Inc.*	12	301,320

Miscellaneous - Telecommunications 0.31%
CommScope, Inc.*	30	876,300

Software - Applications & Systems 0.08%
Novell, Inc.*	31	206,770

Total Common Stocks (cost $2,587,529)		2,428,390

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 68.83%

Aerospace & Defense 3.50%
L-3 Communications Corp.	3.00%	8/1/2035	$4,165	4,211,856
Lockheed Martin Corp.	5.155%#	8/15/2033	4,500	5,552,100
Total				9,763,956

Airlines 2.10%
Continental Airlines, Inc.	4.50%	2/1/2007	3,225	3,204,844
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,658,094
Total				5,862,938

Biotechnology 3.41%
Amgen, Inc.	Zero Coupon	3/1/2032	3,100	2,313,375
Cephalon, Inc.	Zero Coupon	6/15/2033	2,470	2,729,350
deCODE genetics Inc. (Iceland)(a)	3.50%	4/15/2011	2,125	1,628,281
Genzyme Corp.	1.25%	12/1/2023	2,590	2,842,525
Total				9,513,531

Broadcast & Cable 1.21%
EchoStar Communications Corp.	5.75%	5/15/2008	3,351	3,367,755

Commercial Services 2.77%
Fluor Corp.	1.50%	2/15/2024	2,540	4,067,175

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Quanta Services, Inc.	4.50%	10/1/2023	$2,150	$3,665,750
Total				7,732,925

Communications Equipment 1.70%
CommScope, Inc.	1.00%	3/15/2024	1,940	2,785,355
Powerwave Technologies, Inc.	1.25%	7/15/2008	1,950	1,969,500
Total				4,754,855

Computers & Peripherals 2.24%
Electronics for Imaging, Inc.	1.50%	6/1/2023	2,590	2,667,700
SanDisk Corp.	1.00%	5/15/2013	3,590	3,576,537
Total				6,244,237

Conglomerates 4.01%
3M Co.	2.40%#	11/21/2032	4,325	3,827,625
Roper Industries, Inc.	1.481%	1/15/2034	5,500	3,368,750
Trinity Industries, Inc.	3.875%	6/1/2036	4,050	3,999,375
Total				11,195,750

Diversified Financials 2.40%
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,750	2,746,562
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	3,500	3,960,950
Total				6,707,512

Entertainment 1.38%
Walt Disney Co. (The)	2.125%	4/15/2023	3,475	3,857,250

Foods 1.88%
Morgan Stanley (convertible into Nestle S.A.)+	1.00%	3/30/2012	4,500	5,260,500

Health Equipment & Supply 3.54%
American Medical Sys Holdings	3.25%	7/1/2036	2,500	2,865,625
St. Jude Medical, Inc.	2.80%	12/15/2035	7,050	7,032,375
Total				9,898,000

Health Services 1.51%
Manor Care, Inc.	2.125%	8/1/2035	3,425	4,204,187

Household Products 1.08%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,017,219

Internet Software & Services 1.06%
Yahoo!, Inc.	Zero Coupon	4/1/2008	2,050	2,964,813

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
IT Services 3.71%
Amdocs Ltd. (United Kingdom)(a)	0.50%	3/15/2024	$2,665	$2,808,244
Electronic Data Systems Corp.	3.875%	7/15/2023	3,750	3,778,125
Per-Se Technologies, Inc.	3.25%	6/30/2024	2,660	3,780,525
Total				10,366,894

Leisure Products 1.11%
Scientific Games Corp.	0.75%	12/1/2024	2,750	3,104,063

Lodging 1.02%
Hilton Hotels Corp.	3.375%	4/15/2023	2,300	2,837,625

Machinery 1.29%
Danaher Corp.	Zero Coupon	1/22/2021	3,650	3,590,688

Miscellaneous - Financial 3.01%
Lehman Brothers Holdings, Inc. (linked to the S & P 500 Index)	0.25%	7/7/2011	3,000	3,337,500
Morgan Stanley (linked to a basket of Asian equity indices)+	0.25%	1/15/2013	4,750	5,056,375
Total				8,393,875

Natural Gas Diversified 2.65%
NorthernStar Natural Gas LLC+	5.00%#	5/15/2013	1,000	1,005,000
PG&E Corp.	9.50%	6/30/2010	2,090	6,392,787
Total				7,397,787

Oil - Integrated 1.47%
Devon Energy Corp.	4.90%	8/15/2008	3,270	4,107,938

Oil - Services 0.64%
Halliburton Co.	3.125%	7/15/2023	1,000	1,782,500

Pharmaceuticals 4.14%
Allergan, Inc.	1.50%	4/1/2026	2,550	2,722,125
Celgene Corp.	1.75%	6/1/2008	405	1,368,394
Teva Pharmaceutical Finance B.V. (Israel)(a)	0.25%	2/1/2026	3,405	3,324,131
Wyeth	5.109%#	1/15/2024	3,880	4,158,584
Total				11,573,234

Railroads 0.49%
CSX Corp.	Zero Coupon	10/30/2021	1,220	1,360,300

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Retail - Food & Drug 2.04%
Pantry, Inc (The)	3.00%	11/15/2012	$2,525	$3,036,312
Wild Oats Markets Inc.	3.25%	5/15/2034	2,350	2,673,125
Total				5,709,437

Retail - Specialty 1.22%
Best Buy Co., Inc.	2.25%	1/15/2022	3,030	3,401,175

Semiconductors 5.31%
Agere Systems, Inc.	6.50%	12/15/2009	7,530	7,567,650
Cypress Semiconductor Corp.	1.25%	6/15/2008	3,340	3,966,250
JDS Uniphase Corp.	Zero Coupon	11/15/2010	3,575	3,302,406
Total				14,836,306

Software - Applications & Systems 1.76%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	2,265	2,559,450
Novell Inc.	0.50%	7/15/2024	2,500	2,350,000
Total				4,909,450

Utilities - Electric 0.99%
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	2,776,950

Wireless Communications Services 4.19%
American Tower Corp.	3.00%	8/15/2012	2,195	4,066,238
Nextel Communications, Inc.	5.25%	1/15/2010	7,670	7,641,237
Total				11,707,475
Total Convertible Bonds (cost $180,926,001)				192,201,125

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 22.77%

Beverages 1.11%
Constellation Brands, Inc.	5.75%	78	3,091,556

Consumer Services 1.36%
United Rentals, Inc.	6.50%	85	3,800,300

Foods 1.65%
Lehman Brothers Holdings, Inc. (convertible into General Mills, Inc.)	6.25%	172	4,597,164

See Notes to Schedule of Investments.

4

	Interest	Shares
Investments	Rate	(000)	Value
Insurance - Life 1.26%
MetLife Inc.	6.375%	122	$3,519,104

Insurance - Multi-Line 1.85%
Fortis Insurance N.V. (Netherlands)+ (a)	7.75%	383	5,182,619

Insurance - Reinsurance 1.15%
IPC Holdings Ltd. (Bermuda)(a)	7.25%	119	3,223,128

Natural Gas Diversified 1.95%
Williams Cos., Inc. (The)	5.50%	47	5,434,687

Oil - Integrated 3.23%
Amerada Hess Corp.	7.00%	24	2,732,332
Chesapeake Energy Corp.	4.50%	34	3,293,719
Morgan Stanley (convertible into Valero Energy Corp.)+	9.50%	50	2,985,500
Total			9,011,551

Railroads 1.06%
Kansas City Southern	5.125%	3	2,959,219

Real Estate Investment Trust 1.62%
Simon Property Group, Inc.	6.00%	64	4,517,945

Restaurants 1.17%
Lehman Brothers Holdings, Inc. (convertible into Starbucks Corp.)	3.30%	104	3,277,006

Retail - Food & Drug 1.68%
Albertson’s, Inc.	7.25%	187	4,698,738

Tobacco 1.89%
Morgan Stanley (convertible into Altria Group, Inc.)+	7.60%	51	4,091,475
Universal Corp.	6.75%	1	1,177,050
Total			5,268,525

Utilities - Electric 1.79%
AES Trust III	6.75%	20	965,250
Entergy Corp.	7.625%	75	4,022,526
Total			4,987,776
Total Convertible Preferred Stocks (cost $58,706,662)			63,569,318

See Notes to Schedule of Investments.

5

		Shares	U.S. $
Investments		(000)	Value
FOREIGN COMMON STOCK 0.86%

United Kingdom
Anglo American plc(b) (cost $2,240,874)	GBP	55	$2,392,324

Total Long-Term Investments (cost $244,461,066)			260,591,157

	Principal
	Amount
	(000)	Value
SHORT-TERM INVESTMENT 8.23%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $22,870,000 of Federal Home Loan Mortgage Corp. at 6.065% due 5/9/2016; value: $23,447,239; proceeds: $22,990,401 (cost $22,987,432)	$22,987	$22,987,432

Total Investments in Securities 101.56% (cost $267,448,498)		283,578,589

Liabilities in Excess of Cash and Other Assets (1.56%)		(4,358,552)

Net Assets 100.00%		$279,220,037

*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at August 31, 2006.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2006

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 106.69%

Asset-Backed Securities 4.85%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$400	$399,150
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	800	794,285
Chase Issuance Trust 2004-A9	3.22%	6/15/2010	240	234,904
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	5.414%#	4/25/2034	32	32,444
Comed Transitional Funding 1998-1 A7	5.74%	12/25/2010	600	605,078
Ford Credit Auto Owner Trust 2005-B A3	4.17%	1/15/2009	500	496,816
Residential Asset Securities Corp. 2005-KS7 A1	5.424%#	8/25/2035	239	239,440
Residential Asset Securities Corp. 2005-KS8 A1	5.434%#	8/25/2035	204	204,567
USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	1,600	1,582,809
Total				4,589,493

Corporate Bonds 9.17%
Amerada Hess Corp.	7.875%	10/1/2029	125	146,138
AT&T Broadband Corp.	9.455%	11/15/2022	336	430,375
AT&T Corp.	7.30%	11/15/2011	150	162,118
CenterPoint Energy, Inc.	7.25%	9/1/2010	169	178,357
Citigroup, Inc.	5.85%	8/2/2016	614	630,340
Comcast Corp.	5.85%	1/15/2010	290	293,334
Commonwealth Edison Co.	6.95%	7/15/2018	206	214,320
Consolidated Natural Gas Co.	6.625%	12/1/2008	85	86,970
Corn Products Int’l., Inc.	8.45%	8/15/2009	160	172,167
Corning, Inc.	6.05%	6/15/2015	95	95,360
Cox Communications, Inc.	7.75%	11/1/2010	217	233,677
Deutsche Telekom Int’l Finance B.V.
(Netherlands) (a)	8.00%	6/15/2010	235	255,769
Duke Energy Field Services	7.875%	8/16/2010	199	214,976
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	100	100,375
EMBARQ Corp.	7.082%	6/1/2016	104	106,301
Enterprise Products Operating L.P.	4.625%	10/15/2009	150	146,008
Enterprise Products Operating L.P.	6.65%	10/15/2034	250	249,188
Exelon Corp.	4.45%	6/15/2010	210	202,573
Falconbridge Ltd. (Canada) (a)	6.20%	6/15/2035	120	114,980
FirstEnergy Corp.	6.45%	11/15/2011	182	188,967
FMC Corp.	7.00%	5/15/2008	210	214,564

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
France Telecom S.A. (France) (a)	7.75%	3/1/2011	$90	$98,371
General Mills, Inc.	5.125%	2/15/2007	270	269,591
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	155	158,307
John Deere Capital Corp.	5.40%	4/7/2010	90	90,376
Kinder Morgan Energy Partners, L.P.	5.125%	11/15/2014	315	298,021
Lubrizol Corp. (The)	4.625%	10/1/2009	150	146,814
MeadWestvaco Corp.	8.20%	1/15/2030	200	221,484
Phelps Dodge Corp.	9.50%	6/1/2031	57	74,002
SBC Communications, Inc.	5.30%	11/15/2010	250	248,240
Scholastic Corp.	5.75%	1/15/2007	325	325,506
Sprint Capital Corp.	7.625%	1/30/2011	200	214,797
Sprint Capital Corp.	8.75%	3/15/2032	306	372,105
Steelcase Inc. Class A	6.50%	8/15/2011	83	84,127
Telecom Italia Capital SpA (Luxembourg) (a)	7.20%	7/18/2036	110	115,246
Telefonica Europe B.V. (Netherlands) (a)	8.25%	9/15/2030	39	46,100
TELUS Corp. (Canada) (a)	7.50%	6/1/2007	65	65,915
Time Warner, Inc.	7.625%	4/15/2031	260	282,372
Tyco Int’l. Group S.A. (Luxembourg) (a)	6.00%	11/15/2013	50	51,652
UnitedHealth Group, Inc.	3.375%	8/15/2007	343	336,590
Verizon Global Funding Corp.	7.25%	12/1/2010	520	555,366
Verizon Global Funding Corp.	7.75%	12/1/2030	174	196,106
Total				8,687,945

Government Sponsored Enterprises Bonds 8.66%
Federal National Mortgage Assoc.	6.00%	5/15/2011	7,884	8,206,227

Government Sponsored Enterprises Pass-Throughs 47.64%
Federal Home Loan Mortgage Corp.	4.197%#	1/1/2034	1,073	1,046,053
Federal Home Loan Mortgage Corp. Gold(b)	5.50%	TBA	11,390	11,343,734
Federal Home Loan Mortgage Corp. Gold(b)	6.00%	TBA	745	752,682
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	22	22,783
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	577	564,559
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	1,142	1,118,135
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	133	136,767
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	15	14,890

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	$352	$345,414
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	441	431,556
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	186	188,391
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	3,595	3,520,750
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,167	1,143,213
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	548	536,445
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	717	702,120
Federal Home Loan Mortgage Corp. J00555	5.00%	12/1/2020	420	411,093
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	532	529,922
Federal Home Loan Mortgage Corp. J06059	5.00%	8/1/2021	655	641,196
Federal National Mortgage Assoc.	3.494%#	8/1/2033	372	365,801
Federal National Mortgage Assoc.	4.558%#	7/1/2035	572	567,232
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,182	1,133,670
Federal National Mortgage Assoc.(b)	5.50%	TBA	900	883,406
Federal National Mortgage Assoc.	5.50%	4/1/2033	296	291,617
Federal National Mortgage Assoc.	5.50%	7/1/2033	735	724,026
Federal National Mortgage Assoc.	5.50%	11/1/2033	487	479,555
Federal National Mortgage Assoc.	5.50%	3/1/2034	155	152,933
Federal National Mortgage Assoc.	5.50%	4/1/2034	1,897	1,868,344
Federal National Mortgage Assoc.	5.50%	9/1/2034	1,334	1,312,294
Federal National Mortgage Assoc.	5.50%	2/1/2035	187	184,370
Federal National Mortgage Assoc.	5.50%	3/1/2035	1,299	1,275,909
Federal National Mortgage Assoc.	5.50%	7/1/2035	2,056	2,019,162
Federal National Mortgage Assoc.	5.50%	8/1/2035	1,011	992,807
Federal National Mortgage Assoc.	5.50%	10/1/2035	1,486	1,459,286
Federal National Mortgage Assoc.	5.50%	1/1/2036	1,103	1,082,861
Federal National Mortgage Assoc.	5.50%	3/1/2036	785	770,684
Federal National Mortgage Assoc.	5.50%	4/1/2036	3,692	3,624,999
Federal National Mortgage Assoc.	5.50%	6/1/2036	729	715,474
Federal National Mortgage Assoc.	5.502%#	4/1/2036	1,285	1,285,608
Federal National Mortgage Assoc.	6.50%	7/1/2032	178	180,960
Federal National Mortgage Assoc.	6.50%	12/1/2034	295	300,513
Total				45,121,214

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities 22.35%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	$605	$585,232
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	1,070	1,060,021
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	390	384,397
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	630	614,597
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.354%#	9/10/2047	610	603,431
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	761	737,669
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,585,699
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	178	176,129
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	499	491,348
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	770	761,223
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	595	595,660
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	625	609,717
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	325	318,072
GMAC Commercial Mortgage Securities, Inc 2006-C1 AJ	5.349%#	11/10/2045	230	226,963
Greenwich Capital Commercial Funding Corp. 2003-C2 A2	4.022%	1/5/2036	650	631,559
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	104	102,983
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	580	570,592
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	645	631,585
GS Mortgage Securities Corp. II 2006-GG6 AAB	5.587%#	4/10/2038	1,070	1,078,180

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	$150	$149,003
JP Morgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,367	1,334,284
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A2	5.016%	8/12/2037	171	169,828
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	380	381,054
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,225	1,182,703
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	500	485,865
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	60	58,703
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	206	204,972
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.396%#	11/12/2037	175	175,082
Merrill Lynch Mortgage Trust 2005-CKI1 A3	5.417%#	11/12/2037	495	493,772
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	835	826,076
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	460	458,304
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	109,251
Merrill Lynch Mortgage Trust 2006-C1 ASB	5.844%#	5/12/2039	95	96,737
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	884	865,560
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	550	535,337
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	155	151,099
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	815	803,809
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.37%#	10/15/2044	935	922,546
Total				21,169,042

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Obligations 14.02%
U.S. Treasury Bond	6.125%	8/15/2029	$1,360	$1,581,426
U.S. Treasury Note	4.25%	8/15/2013	4,630	4,503,402
U.S. Treasury Note	4.375%	12/15/2010	983	970,943
U.S. Treasury Note	4.875%	2/15/2012	4,553	4,595,329
U.S. Treasury Note	5.125%	6/30/2011	1,321	1,344,840
U.S. Treasury Strips	Zero Coupon	8/15/2020	554	278,096
Total				13,274,036
Total Long-Term Investments (cost $100,542,173)				101,047,957

SHORT-TERM INVESTMENTS 5.52%

Repurchase Agreements

Repurchase Agreement dated 8/31/2006, 5.12% due 9/1/2006 with J.P. Morgan Chase & Co. collateralized by $4,863,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $5,226,503; proceeds: $5,125,729			5,125	5,125,000

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $4,863,000 of Federal Home Loan Mortgage Corp. at 4.25% due 12/28/2006; value: $105,394; proceeds: $101,005			101	100,992

Total Short-Term Investments (cost $5,225,992)				5,225,992

Total Investments in Securities 112.21% (cost $105,768,165)				106,273,949

Liabilities in Excess of Other Assets (12.21%)				(11,563,108)

Net Assets 100.00%				$94,710,841

#      Variable rate security.  The interest rate represents the rate at August 31, 2006.

(a)   Foreign security traded in U.S. dollars.

(b)   To be announced (“TBA”).  Security purchased on a forward commitment basis with an approximate principal and maturity date.

Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND  August 31, 2006

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 79.77%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	17,909	$276

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(b)	10,922	229

Lord Abbett Securities Trust - International Core Equity Fund - Class Y(c)	39,205	575

Lord Abbett Securities Trust - International Opportunities Fund - Class Y*(d)	7,533	115

Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(e)	13,237	390

Lord Abbett Large Cap Growth Fund - Class Y*(f)	97,057	506

Lord Abbett Securities Trust - Value Opportunities Fund - Class Y*(d)	17,420	208

Total Investments in Underlying Funds (cost $2,247,511)		$2,299

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.25%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $40,000 of Federal Home Loan Mortgage Corp. at 5.75% due 8/3/2015; value: $38,673; proceeds: $35,787 (cost $35,783)	$36	$36

Total Investments in Securities 81.02% (cost $2,283,294)		2,335

Other Assets in Excess of Liabilities 18.98%		547

Net Assets 100.00%		$2,882

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is capital appreciation.
(c)	Fund investment objective is to seek long-term capital appreciation.
(d)	Fund investment objective is long-term capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND  August 31, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 2.73%

Consumer Products 0.15%
Parmalat SpA GDR (Italy)*+(a)	85	$292,213

Energy - Exploration & Production 0.82%
Devon Energy Corp.	25	1,562,250

Gas Distribution 0.64%
Williams Cos., Inc. (The)	50	1,231,500

Metals/Mining Excluding Steel 0.58%
Peabody Energy Corp.	25	1,101,750

Telecom: Wireless 0.54%
iPCS Inc.*	20	1,038,400

Total Common Stocks (cost $4,982,337)		5,226,113

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 1.20%

Aerospace/Defense 0.50%
DRS Technologies, Inc.+	2.00%	2/1/2026	$1,000	955,000

Media - Broadcast 0.70%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	1,500	1,331,250

Total Convertible Bonds (cost $2,263,972)				2,286,250

HIGH YIELD CORPORATE BONDS 92.86%

Aerospace/Defense 3.02%
Armor Holdings, Inc.	8.25%	8/15/2013	1,000	1,040,000
Esterline Technologies Corp.	7.75%	6/15/2013	900	904,500
L-3 Communications Corp.	6.125%	1/15/2014	2,000	1,930,000
Moog Inc. Class A	6.25%	1/15/2015	2,000	1,900,000
Total				5,774,500

Apparel/Textiles 0.49%
Quiksilver, Inc.	6.875%	4/15/2015	1,000	937,500

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Auto Loans 3.11%
Ford Motor Credit Corp.	7.375%	10/28/2009	$4,000	$3,925,940
General Motors Acceptance Corp.	7.75%	1/19/2010	2,000	2,034,396
Total				5,960,336

Auto Parts & Equipment 2.08%
ArvinMeritor, Inc.	8.75%	3/1/2012	1,500	1,470,000
Cummins, Inc.	9.50%	12/1/2010	400	421,832
Stanadyne Corp.	10.00%	8/15/2014	1,500	1,481,250
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	1,000	605,000
Total				3,978,082

Automotive 1.18%
General Motors Corp.	7.20%	1/15/2011	2,500	2,253,125
Venture Holdings Co. LLC*(b)	9.50%	7/1/2005	250	937
Total				2,254,062

Brokerage 0.82%
E*TRADE Financial Corp.	8.00%	6/15/2011	1,500	1,563,750

Building & Construction 1.40%
D.R. Horton, Inc.(c)	6.875%	5/1/2013	1,000	1,015,660
Kimball Hill Inc.	10.50%	12/15/2012	900	776,250
Standard Pacific Corp.	7.00%	8/15/2015	1,000	882,500
Total				2,674,410

Building Materials 0.79%
ACIH, Inc., (11.50% after 12/15/2007)**+	Zero Coupon	12/15/2012	1,105	812,175
Interline Brands, Inc.	8.125%	6/15/2014	700	708,750
Total				1,520,925

Chemicals 1.32%
Equistar Chemicals, L.P.	8.75%	2/15/2009	1,500	1,563,750
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	1,000	955,000
Total				2,518,750

Consumer/Commercial/Lease Financing 0.79%
Greenbrier Cos., Inc. (The)	8.375%	5/15/2015	1,500	1,518,750

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Capital Goods 0.47%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	$1,000	$910,000

Electric - Generation 2.79%
Dynegy Holdings, Inc.+	8.375%	5/1/2016	1,250	1,237,500
Edison Mission Energy+	7.75%	6/15/2016	1,000	1,005,000
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,685,625
Reliant Resources, Inc.	6.75%	12/15/2014	1,500	1,421,250
Total				5,349,375

Electric - Integrated 4.57%
CMS Energy Corp.	9.875%	10/15/2007	1,500	1,569,375
Mirant Americas Generation LLC	9.125%	5/1/2031	3,957	3,996,570
Monongahela Power Co.	7.36%	1/15/2010	1,500	1,581,828
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	1,500	1,593,750
Total				8,741,523

Energy - Exploration & Production 4.84%
Bringham Exploration Co+	9.625%	5/1/2014	1,000	997,500
Chesapeake Energy Corp.	6.25%	1/15/2018	3,000	2,782,500
Chesapeake Energy Corp.	7.50%	6/15/2014	1,000	1,012,500
Chesapeake Energy Corp.	7.625%	7/15/2013	725	743,125
Houston Exploration Co.	7.00%	6/15/2013	1,325	1,325,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,443,750
Quicksilver Resources Inc.	7.125%	4/1/2016	1,000	960,000
Total				9,264,375

Environmental 1.53%
Allied Waste North America, Inc.(c)	6.375%	4/15/2011	3,000	2,925,000

Food - Wholesale 0.30%
Dole Food Co.	7.25%	6/15/2010	600	565,500

Food & Drug Retailers 2.41%
Ingles Markets, Inc.	8.875%	12/1/2011	1,000	1,047,500
Rite Aid Corp.	9.50%	2/15/2011	1,500	1,560,000
Rite Aid Corp.	12.50%	9/15/2006	500	500,000
Stater Bros. Holdings, Inc.	8.125%#	6/15/2012	1,500	1,503,750
Total				4,611,250

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Forestry/Paper 3.28%
Bowater, Inc.	9.50%	10/15/2012	$1,200	$1,218,000
Domtar Inc. (Canada)(a)	7.875%	10/15/2011	1,250	1,246,875
Graphic Packaging International	9.50%	8/15/2013	700	707,000
Rock-Tenn Company - Class A	8.20%	8/15/2011	1,400	1,449,000
Stone Container Corp.	8.375%	7/1/2012	1,000	957,500
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	1,275	704,437
Total				6,282,812

Gaming 6.81%
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,870,000
Mandalay Resort Group	10.25%	8/1/2007	6,000	6,240,000
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	775	815,687
River Rock Entertainment Authority	9.75%	11/1/2011	1,100	1,170,125
Scientific Games Corp.	6.25%	12/15/2012	1,000	952,500
Turning Stone Casino Resort+	9.125%	12/15/2010	550	555,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,500	1,440,000
Total				13,043,812

Gas Distribution 2.69%
Inergy Finance, L.P.	8.25%	3/1/2016	1,175	1,213,187
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	1,500	1,413,750
Pacific Energy Partners, L.P.	6.25%	9/15/2015	500	491,250
Williams Cos., Inc. (The)	7.125%	9/1/2011	2,000	2,040,000
Total				5,158,187

Health Services 4.32%
CDRV Investors, Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	2,000	1,450,000
Extendicare Health Services, Inc.	9.50%	7/1/2010	750	787,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	475	478,563
HCA, Inc.	6.375%	1/15/2015	3,000	2,392,500
IASIS Healthcare Capital Corp.	8.75%	6/15/2014	1,000	957,500
Select Medical Corp.	7.625%	2/1/2015	1,125	978,750
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,250	1,218,750
Total				8,263,563

Hotels 1.04%
FelCor Lodging L.P.	9.57%#	6/1/2011	1,000	1,030,000

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Host Marriott L.P.	6.375%	3/15/2015	$1,000	$965,000
Total				1,995,000

Integrated Energy 0.84%
VeraSun Energy	9.875%	12/15/2012	1,500	1,601,250

Leisure 0.80%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,530,000

Machinery 1.31%
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,537,500
Wabtec Corp.	6.875%	7/31/2013	1,000	977,500
Total				2,515,000

Media - Broadcast 1.69%
Barrington Broadcasting+	10.50%	8/15/2014	1,200	1,182,000
CMP Susquehanna Corp.+	9.875%	5/15/2014	1,000	937,500
Lin Television Corp.	6.50%	5/15/2013	225	208,688
Radio One, Inc.	6.375%	2/15/2013	1,000	910,000
Total				3,238,188

Media - Cable 4.41%
Cablevision Systems Corp.	9.62%#	4/1/2009	1,950	2,088,938
CCH I LLC	11.00%	10/1/2015	1,000	892,500
Charter Communication Holdings	10.25%	9/15/2010	1,000	1,015,000
DIRECTV Holdings LLC/Finance(c)	6.375%	6/15/2015	1,500	1,410,000
Echostar DBS Corp.	8.758%#	10/1/2008	1,650	1,674,750
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,365	1,358,175
Total				8,439,363

Media - Services 0.76%
Warner Music Group Corp.	7.375%	4/15/2014	1,500	1,451,250

Metals/Mining Excluding Steel 2.27%
Alpha Natural Resources, Inc.	10.00%	6/1/2012	1,000	1,075,000
Novelis Inc. (Canada)+(a)	8.25%	2/15/2015	1,500	1,432,500
Peabody Energy Corp.	5.875%	4/15/2016	2,000	1,835,000
Total				4,342,500

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Electric Utilities 0.52%
SEMCO Energy, Inc.	7.75%	5/15/2013	$1,000	$1,003,231

Non-Food & Drug Retailers 1.46%
Bon-Ton Department Stores Inc.	10.25%	3/15/2014	1,250	1,182,813
Neiman Marcus Group, Inc. (The)	10.375%	10/15/2015	1,500	1,612,500
Total				2,795,313

Oil Field Equipment & Services 1.33%
Hanover Equipment Trust 2001 Series B	8.75%	9/1/2011	1,750	1,828,750
Phi Inc.+	7.125%	4/15/2013	750	718,125
Total				2,546,875

Pharmaceuticals 0.39%
Warner Chilcott Corp.	8.75%	2/1/2015	750	753,750

Printing & Publishing 2.91%
Clarke American Corp.	11.75%	12/15/2013	500	525,000
Dex Media East LLC/Finance	9.875%	11/15/2009	1,250	1,325,000
Houghton Mifflin Co.	9.875%	2/1/2013	1,200	1,248,000
R.H. Donnelley Corp.	8.875%	1/15/2016	2,500	2,475,000
Total				5,573,000

Railroads 0.69%
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V. (Mexico)(a)	9.375%	5/1/2012	1,250	1,329,688

Restaurants 0.45%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,000	870,000

Software/Services 1.07%
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,052,500

Steel Producers/Products 1.15%
AK Steel Corp.	7.75%	6/15/2012	1,200	1,176,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,020,000
Total				2,196,000

Support - Services 2.14%
Ashtead Capital Inc.+	9.00%	8/15/2016	825	845,625
Hertz Corp. Class A+	10.50%	1/1/2016	1,500	1,623,750

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
United Rentals North America, Inc.	7.75%	11/15/2013	$1,700	$1,636,250
Total				4,105,625

Telecommunications - Fixed Line 0.53%
Time Warner Telecommunications Holdings	9.405%#	2/15/2011	1,000	1,025,000

Telecommunications - Integrated/Services 7.89%
Broadview Networks Holdings+	11.375%	9/1/2012	725	740,406
Cincinnati Bell, Inc.	8.375%	1/15/2014	1,050	1,059,187
Eschelon Operating Co.	8.375%	3/15/2010	1,050	1,018,500
Hawaiian Telcom Communications	12.50%	5/1/2015	1,000	1,027,500
Hughes Network Systems LLC+	9.50%	4/15/2014	1,000	1,020,000
Intelsat Bermuda Ltd. (Bermuda)(a)	10.484%#	1/15/2012	1,500	1,530,000
Intelsat Bermuda Ltd. (Bermuda)+(a)	11.64%#	6/15/2013	1,250	1,303,125
Nordic Telephone Co. Holdings (Denmark)+(a)	8.875%	5/1/2016	575	600,875
Qwest Corp.	6.875%	9/15/2033	1,200	1,080,000
Qwest Corp.	7.625%	6/15/2015	2,500	2,578,125
Qwest Corp.	8.579%#	6/15/2013	1,000	1,081,250
U.S. LEC Corp.	13.62%#	10/1/2009	750	795,938
Windstream Corp.+	8.625%	8/1/2016	1,200	1,275,000
Total				15,109,906

Telecommunications - Wireless 6.03%
Airgate PCS, Inc.	9.257%#	10/15/2011	3,000	3,082,500
Dobson Communications Corp.	9.757%#	10/15/2012	2,000	2,035,000
Rogers Wireless, Inc. (Canada)(a)	8.454%#	12/15/2010	3,000	3,086,250
Rural Cellular Corp.	11.239%#	11/1/2012	900	931,500
UbiquiTel Operating Co.	9.875%	3/1/2011	1,000	1,092,500
Wind Acquisition Finance S.A. (Luxembourg)+(a)	10.75%	12/1/2015	1,200	1,309,500
Total				11,537,250

Telecommunications Equipment 0.64%
Nortel Networks Ltd. (Canada)+(a)	10.125%	7/15/2013	1,200	1,224,000

Theaters & Entertainment 1.47%
AMC Entertainment, Inc.	11.00%	2/1/2016	1,500	1,636,875

See Notes to Schedule of Investments.

7

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Cinemark, Inc., (9.75% after 3/15/2009)**	Zero Coupon	3/15/2014	$1,500	$1,177,500
Total				2,814,375

Transportation Excluding Air/Rail 2.06%
Bristow Group, Inc.	6.125%	6/15/2013	625	587,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,343,750
U.S. Shipping Partners/Finance+	13.00%	8/15/2014	1,000	1,005,000
Total				3,936,250
Total High Yield Corporate Notes & Bonds (cost $179,176,909)				177,801,776

	Shares
	(000)
WARRANT 0.00%

Consumer Products
Parmalat SpA Warrant (Italy)*+~(a) (cost $7)	1	7

Total Long-Term Investments (cost $186,423,225)		185,314,146

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.89%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $3,825,000 of Federal Home Loan Mortgage Corp. at 5.75% due 8/3/2015; value: $3,698,087; proceeds: $3,622,410 (cost $3,621,942)	$3,622	3,621,942

Total Investments in Securities 98.68% (cost $190,045,167)		188,936,088

Other Assets in Excess of Liabilities(d) 1.32%		2,528,590

Net Assets 100.00%		$191,464,678

See Notes to Schedule of Investments.

8

GDR	Global Depository Receipt.
*	Non-income producing security.
**	The rate shown reflects the coupon rate after the step date.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at August 31, 2006.
~	Fair valued security - See Note 2.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security. Maturity date shown represents original maturity date.
(c)	Securities have been pledged as collateral for swap contracts as of August 31, 2006.
(d)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at August 31, 2006:

						Unrealized
		Buy/Sell	(Pay) / Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount (000)	(Depreciation)
Citibank	Abitibi-Consolidated Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$10,350
Citibank	DIRECTV Holdings LLC
	8.375% due 3/15/2013	Buy	(1.45)%	9/20/2011	1,000	2,127
Morgan Stanley Capital Services, Inc.	D.R. Horton, Inc.
	5.375% due 6/15/2012	Buy	(1.25)%	9/20/2011	1,000	(11,636)
						$841

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME STRATEGY FUND  August 31, 2006

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.86%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	269,584	$4,160

Lord Abbett Research Fund, Inc. - America’s Value Fund - Class Y(b)	549,505	6,946

Lord Abbett Investment Trust - High Yield Fund - Class Y(c)	1,751,429	13,906

Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	944,451	9,728

Total Investments in Underlying Funds (cost $34,514,081)		$34,740

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.68%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $595,000 of Federal National Mortgage Assoc. at 4.625% due 3/23/2007; value: $597,975; proceeds: $583,262 (cost $583,186)	$583	$583

Total Investments in Securities 101.54% (cost $35,097,267)		35,323

Liabilities in Excess of Other Assets (1.54%)		(535)

Net Assets 100.00%		$34,788

(a)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

AND GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2006

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 111.42%

Asset-Backed Securities 4.14%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$600	$598,724
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	1,400	1,389,999
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	5.414%#	4/25/2034	56	56,424
Ford Credit Auto Owner Trust 2005-B A3	4.17%	1/15/2009	2,200	2,185,990
USAA Auto Owner Trust 2004-2 A3	3.03%	6/16/2008	230	228,859
USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	800	791,405
Total				5,251,401

Corporate Bonds 5.33%
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500	492,448
Comcast Corp.	5.85%	1/15/2010	180	182,069
Consolidated Natural Gas Co.	6.625%	12/1/2008	125	127,897
Exelon Corp.	4.45%	6/15/2010	275	265,274
FMC Corp.	7.00%	5/15/2008	75	76,630
General Mills, Inc.	5.125%	2/15/2007	585	584,113
Household Finance Corp.	5.75%	1/30/2007	1,500	1,502,199
John Deere Capital Corp.	5.40%	4/7/2010	150	150,627
Lubrizol Corp. (The)	4.625%	10/1/2009	206	201,625
PG&E Corp.	3.60%	3/1/2009	1,000	961,935
Potash Corp. of Saskatchewan (Canada) (a)	7.125%	6/15/2007	775	784,783
SBC Communications, Inc.	5.30%	11/15/2010	337	334,628
Scholastic Corp.	5.75%	1/15/2007	450	450,701
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	635,891
Total				6,750,820

Government Sponsored Enterprises Bond 0.49%
Federal National Mortgage Assoc.	6.00%	5/15/2011	598	622,441

Government Sponsored Enterprises Collateralized Mortgage Obligations 6.82%
Federal Home Loan Mortgage Corp. 1209 F	5.875%#	3/15/2007	24	23,576
Federal Home Loan Mortgage Corp. 1337 F	5.875%#	8/15/2007	91	91,279
Federal Home Loan Mortgage Corp. 1369 F	5.875%#	9/15/2007	55	55,496

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. 1377 F	5.875%#	9/15/2007	$15	$15,425
Federal Home Loan Mortgage Corp. 1417 FC	6.375%#	11/15/2007	652	652,476
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	126	125,321
Federal Home Loan Mortgage Corp. 1551 JA	5.925%#	7/15/2008	7	6,879
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	114	114,523
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	245	245,614
Federal Home Loan Mortgage Corp. 1600 FB	4.37%#	10/15/2008	56	55,682
Federal Home Loan Mortgage Corp. 1637 JB	5.825%#	6/15/2023	65	64,860
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	18	18,396
Federal Home Loan Mortgage Corp. 1671 JA	5.775%#	1/15/2024	574	576,428
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	42	41,874
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	107	107,062
Federal Home Loan Mortgage Corp. 2549 PF	5.63%#	6/15/2027	92	91,649
Federal Home Loan Mortgage Corp. 2643 KG	4.00%	5/15/2018	34	33,735
Federal Home Loan Mortgage Corp. 2649 QA	3.50%	3/15/2010	4	4,152
Federal Home Loan Mortgage Corp. 2684 QM	3.50%	3/15/2019	402	400,406
Federal Home Loan Mortgage Corp. 2713 EC	3.50%	3/15/2018	582	579,790
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	374	369,558
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	2,137	2,129,774
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	1,553	1,528,015
Federal National Mortgage Assoc. G93-11 FA	5.744%#	12/25/2008	20	20,211
Federal National Mortgage Assoc. 1992-141 FA	5.844%#	8/25/2007	3	2,693
Federal National Mortgage Assoc. 1992-151 F	5.844%#	8/25/2007	175	175,482
Federal National Mortgage Assoc. 1992-196 F	5.844%#	11/25/2007	108	107,657
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	46	45,635
Federal National Mortgage Assoc. 1993-93 FC	4.94%#	5/25/2008	21	20,495
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	6	5,536
Federal National Mortgage Assoc. 1993-196 F	5.794%#	10/25/2008	141	141,514
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	165	164,949
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	147	147,163
Federal National Mortgage Assoc. 1994-89 FA	5.794%#	3/25/2009	29	29,267
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	444	434,857

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc. 2003-113 PG	3.50%	2/25/2009	$9	$8,593
Total				8,636,022

Government Sponsored Enterprises Pass-Throughs 50.38%
Federal Home Loan Mortgage Corp.	4.197%#	1/1/2034	2,783	2,713,175
Federal Home Loan Mortgage Corp. Gold(b)	5.00%	TBA	1,750	1,712,812
Federal Home Loan Mortgage Corp. Gold(b)	5.50%	TBA	13,080	13,026,869
Federal Home Loan Mortgage Corp. 1B2778	4.325%#	2/1/2035	1,713	1,697,280
Federal Home Loan Mortgage Corp. 1J1243	5.308%#	11/1/2035	2,021	2,014,938
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	112	115,812
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,976	1,935,367
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,511	1,479,705
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	443	453,040
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	166	170,760
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	76	78,175
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	184	185,157
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	247	242,618
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	688	675,468
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	302	296,291
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	21	21,484
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	643	630,071
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	5,093	4,987,332
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	805	787,904
Federal Home Loan Mortgage Corp. G18083	5.50%	11/1/2020	9,758	9,723,299
Federal Home Loan Mortgage Corp. G18090	5.50%	12/1/2020	5,968	5,946,202
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	942	938,806
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	4,025	4,009,347
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	2,207	2,199,049
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,239	1,234,365
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	406	404,667
Federal Home Loan Mortgage Corp. J06059	5.00%	8/1/2021	960	939,769
Federal National Mortgage Assoc.	3.494%#	8/1/2033	544	534,810
Federal National Mortgage Assoc.	3.876%#	11/1/2034	711	706,184
Federal National Mortgage Assoc.	4.558%#	7/1/2035	1,319	1,309,299

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc.	5.102%#	2/1/2032	$45	$45,246
Federal National Mortgage Assoc.	5.50%	7/1/2035	1,617	1,588,028
Federal National Mortgage Assoc.	6.00%	7/1/2014	123	124,656
Federal National Mortgage Assoc.	6.19%	9/1/2008	99	99,264
Federal National Mortgage Assoc.	6.34%	1/1/2008	25	24,953
Federal National Mortgage Assoc.	6.43%	1/1/2008	27	26,692
Federal National Mortgage Assoc.	6.50%	12/1/2007	3	3,409
Federal National Mortgage Assoc.	6.50%	4/1/2011	43	43,327
Federal National Mortgage Assoc.	6.50%	8/1/2013	59	60,193
Federal National Mortgage Assoc.	6.50%	6/1/2015	561	570,508
Federal National Mortgage Assoc.	6.62%	10/1/2007	71	71,343
Total				63,827,674

Non-Agency Commercial Mortgage-Backed Securities 8.38%
Banc of America Commercial Mortgage 2004-3 A1	2.975%	6/10/2039	248	247,330
Banc of America Commercial Mortgage 2005-1 A2	4.64%	11/10/2042	820	812,353
Banc of America Commercial Mortgage 2005-2 A2	4.247%	7/10/2043	850	837,788
Bear Stearns Commercial Mortgage Securities 2003-T12 A1	2.96%	8/13/2039	895	867,846
JP Morgan Chase Commercial Mortgage 2005-LDP3 A1	4.655%	8/15/2042	128	126,159
JPMorgan Chase Commercial Mortgage Securities 2002-C1 A2	4.914%	7/12/2037	1,500	1,490,032
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	3,484	3,362,454
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	629	615,879
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	706	696,475
Wachovia Bank Commercial Mortgage 2003-C8 A2	3.894%	11/15/2035	1,600	1,557,344
Total				10,613,660

Pass-Through Agencies 0.16%
Government National Mortgage Assoc.	4.50%#	9/20/2031	51	51,204
Government National Mortgage Assoc.	5.125%#	11/20/2020	22	22,198
Government National Mortgage Assoc.	5.125%#	11/20/2027	13	12,583
Government National Mortgage Assoc.	5.125%#	12/20/2027	16	16,440
Government National Mortgage Assoc.	5.625%#	1/20/2018	44	44,519
Government National Mortgage Assoc.	7.00%	4/15/2028	20	20,360
Government National Mortgage Assoc.	7.50%	2/15/2016	7	7,355

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government National Mortgage Assoc.	10.50%	3/15/2019	$17	$18,960
Government National Mortgage Assoc.	10.50%	10/15/2020	10	10,581
Total				204,200

U.S. Treasury Obligations 35.72%
U.S. Treasury Note	3.00%	11/15/2007	15,546	15,201,081
U.S. Treasury Note	3.125%	1/31/2007	15,024	14,907,804
U.S. Treasury Note	3.625%	4/30/2007	4,730	4,686,399
U.S. Treasury Note	4.625%	2/29/2008	10,500	10,465,550
Total				45,260,834
Total Long-Term Investments (cost $141,481,586)				141,167,052

SHORT-TERM INVESTMENT 8.41%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 5.12% due 9/1/2006 with J.P. Morgan Chase & Co. collateralized by $10,110,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $10,865,708; proceeds: $10,656,515 (cost $10,655,000)			10,655	10,655,000

Total Investments in Securities 119.83% (cost $152,136,586)				151,822,052

Liabilities in Excess of Other Assets (19.83%)				(25,121,297)

Net Assets 100.00%				$126,700,755

PO	Principal Only.
#	Variable rate security. The interest rate represents the rate at August 31, 2006.
(a)	Foreign security traded in U.S. dollars.
(b)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND  August 31, 2006

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 108.60%

Asset-Backed Securities 3.86%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$2,260	$2,255,194
Bank One Issuance Trust 2003-A9 A9	3.86%	6/15/2011	480	468,388
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	2,800	2,779,998
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	1,510	1,505,730
Centex Home Equity 2006-A AV1	5.374%#	6/25/2036	426	426,570
Citibank Credit Card Issuance Trust 2003-A6	2.90%	5/17/2010	296	285,282
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	5.414%#	4/25/2034	125	125,543
Comed Transitional Funding Trust 1998-1 A7	5.74%	12/25/2010	385	388,258
Daimler Chrysler Auto Trust 2005-B A3	4.04%	9/8/2009	1,335	1,322,800
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	5.444%#	10/25/2035	575	575,964
Ford Credit Auto Owner Trust 2005-A A3	3.48%	11/15/2008	1,023	1,014,441
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	1,250	1,222,266
Ford Credit Auto Owner Trust 2005-B A3	4.17%	1/15/2009	3,050	3,030,578
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	728	718,710
Honda Auto Receivables Owner Trust 2004-1 A3	2.40%	2/21/2008	514	511,062
Residential Asset Mortgage Products, Inc. 2005-RZ2 AI1	5.444%#	5/25/2035	373	373,599
Residential Asset Securities Corp. 2005-KS7 A1	5.424%#	8/25/2035	72	72,430
Residential Funding Mortgage Securities 2005-HS1 AI1	5.444%#	9/25/2035	477	476,148
USAA Auto Owner Trust 2004-2 A3	3.03%	6/16/2008	950	944,968
USAA Auto Owner Trust 2004-3 A3	3.16%	2/17/2009	412	408,474
USAA Auto Owner Trust 2005-2 A3	4.00%	12/15/2009	4,160	4,115,305
Total				23,021,708

Corporate Bonds 12.72%
Airgas, Inc.	7.75%	9/15/2006	1,725	1,725,000
AK Steel Holding Corp.	7.875%	2/15/2009	890	888,887
Amerada Hess Corp.	7.875%	10/1/2029	782	914,242
ArvinMeritor, Inc.	8.75%	3/1/2012	755	739,900
AT&T Broadband Corp.	9.455%	11/15/2022	2,007	2,570,722
AT&T Corp.	7.30%	11/15/2011	900	972,707
CenterPoint Energy, Inc.	7.25%	9/1/2010	1,138	1,201,006

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemtura Corp.	6.875%	6/1/2016	$418	$406,505
Chesapeake Energy Corp.	6.25%	1/15/2018	855	793,013
Citigroup, Inc.	5.85%	8/2/2016	4,016	4,122,874
Comcast Corp.	5.85%	1/15/2010	1,728	1,747,865
Commonwealth Edison Co.	6.95%	7/15/2018	1,233	1,282,797
Consolidated Natural Gas Co.	6.625%	12/1/2008	633	647,669
Corn Products Int’l., Inc.	8.45%	8/15/2009	1,273	1,369,805
Corning, Inc.	6.05%	6/15/2015	965	968,654
Cox Communications, Inc.	7.75%	11/1/2010	1,185	1,276,070
Deutsche Telekom Int’l. Finance B.V. (Netherlands) (a)	8.00%	6/15/2010	1,324	1,441,015
Domtar, Inc. (Canada) (a)	7.875%	10/15/2011	695	693,263
Duke Energy Field Services	7.875%	8/16/2010	1,238	1,337,385
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	801	804,005
EMBARQ Corp.	7.082%	6/1/2016	630	643,937
Enterprise Products Operating L.P.	4.625%	10/15/2009	1,048	1,020,107
Enterprise Products Operating L.P.	6.65%	10/15/2034	1,571	1,565,899
Exelon Corp.	4.45%	6/15/2010	1,371	1,322,513
Falconbridge Ltd. (Canada) (a)	6.20%	6/15/2035	788	755,037
FirstEnergy Corp.	6.45%	11/15/2011	1,220	1,266,702
FMC Corp.	7.00%	5/15/2008	1,333	1,361,970
Ford Motor Credit Co.	4.95%	1/15/2008	592	574,705
Ford Motor Credit Co.	7.875%	6/15/2010	326	320,656
France Telecom S.A. (France) (a)	7.75%	3/1/2011	722	789,154
General Mills, Inc.	5.125%	2/15/2007	1,709	1,706,409
General Motors Corp.	8.375%	7/15/2033	477	401,873
Glatfelter (P.H.) Co.+	7.125%	5/1/2016	280	277,421
GMAC LLC	6.75%	12/1/2014	308	295,732
Goldman Sachs Group, Inc.(The)	6.125%	2/15/2033	954	940,806
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	635	595,313
Household Finance Corp.	5.75%	1/30/2007	410	410,601
John Deere Capital Corp.	4.125%	1/15/2010	100	96,557
John Deere Capital Corp.	5.40%	4/7/2010	755	758,157
Kinder Morgan Energy Partners, L.P.	5.125%	11/15/2014	1,926	1,822,185
Lubrizol Corp. (The)	4.625%	10/1/2009	878	859,354
MeadWestvaco Corp.	8.20%	1/15/2030	1,099	1,217,053

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
MGM Mirage, Inc.	6.75%	9/1/2012	$1,275	$1,246,312
Mirant Americas Generation LLC	9.125%	5/1/2031	565	570,650
Monongahela Power Co.	7.36%	1/15/2010	1,760	1,856,012
Nevada Power Co. +	6.65%	4/1/2036	660	668,555
Newfield Exploration Co.	7.625%	3/1/2011	1,329	1,372,193
Peabody Energy Corp.	5.875%	4/15/2016	1,440	1,321,200
Phelps Dodge Corp.	9.50%	6/1/2031	375	486,855
Quicksilver Resources, Inc.	7.125%	4/1/2016	895	859,200
Qwest Corp.	7.625%	6/15/2015	755	778,594
R.H. Donnelley Corp.	8.875%	1/15/2016	725	717,750
Reliant Energy, Inc.	9.25%	7/15/2010	470	491,150
Rogers Wireless, Inc. (Canada) (a)	7.25%	12/15/2012	660	683,925
SBC Communications, Inc.	5.30%	11/15/2010	1,416	1,406,031
Scholastic Corp.	5.75%	1/15/2007	1,585	1,587,469
Sprint Capital Corp.	7.625%	1/30/2011	1,078	1,157,756
Sprint Capital Corp.	8.75%	3/15/2032	1,731	2,104,946
Steelcase Inc. Class A	6.50%	8/15/2011	529	536,180
Telecom Italia Capital SpA (Luxembourg) (a)	7.20%	7/18/2036	721	755,382
Telefonica Europe B.V. (Netherlands) (a)	8.25%	9/15/2030	346	408,994
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	498	474,345
TELUS Corp. (Canada) (a)	7.50%	6/1/2007	470	476,619
Time Warner, Inc.	7.625%	4/15/2031	1,579	1,714,868
Tronox Worldwide LLC/Finance Corp.	9.50%	12/1/2012	740	764,050
Tyco Int’l. Group S.A. (Luxembourg) (a)	6.00%	11/15/2013	325	335,739
United Air Lines, Inc.(b)	6.831%	9/1/2008	650	653,656
UnitedHealth Group, Inc.	3.375%	8/15/2007	2,149	2,108,842
Verizon Global Funding Corp.	7.25%	12/1/2010	3,185	3,401,618
Verizon Global Funding Corp.	7.75%	12/1/2030	1,041	1,173,255
Wabtec Corp.	6.875%	7/31/2013	880	860,200
Total				75,877,871

Government Sponsored Enterprises Bond 8.68%
Federal National Mortgage Assoc.	6.00%	5/15/2011	49,740	51,772,924

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs 44.55%
Federal Home Loan Mortgage Corp.	4.199%#	1/1/2034	$6,366	$6,206,355
Federal Home Loan Mortgage Corp.	5.00%	1/1/2020	1,113	1,091,044
Federal Home Loan Mortgage Corp.	5.00%	5/1/2020	2,230	2,183,761
Federal Home Loan Mortgage Corp. Gold (e)	5.00%	TBA	3,620	3,543,075
Federal Home Loan Mortgage Corp. Gold (e)	5.50%	TBA	71,630	71,339,039
Federal Home Loan Mortgage Corp. Gold (e)	6.00%	TBA	4,270	4,314,032
Federal Home Loan Mortgage Corp. 1J1243	5.305%#	11/1/2035	2,678	2,669,362
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	48	49,363
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,803	1,768,828
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	2,051	2,010,786
Federal Home Loan Mortgage Corp. B17594	5.50%	1/1/2020	1,326	1,321,022
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,115	1,147,550
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	58	59,267
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	294	302,919
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	123	126,402
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	861	870,875
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	248	243,136
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	336	329,764
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	536	535,015
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	613	620,461
Federal Home Loan Mortgage Corp. G08005	5.50%	8/1/2034	179	175,929
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	1,740	1,706,137
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	2,468	2,416,713
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	299	302,388
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	19,037	18,641,919
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,739	7,577,994
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	491	480,820
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,840	3,760,298
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,934	1,894,193
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	3,320	3,251,200
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	1,119	1,095,678
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	5,328	5,217,521
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,922	1,914,941

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	$6,201	$6,176,609
Federal National Mortgage Assoc.	3.494%#	8/1/2033	2,119	2,083,677
Federal National Mortgage Assoc.	4.558%#	7/1/2035	2,596	2,575,862
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,645	5,413,276
Federal National Mortgage Assoc.(e)	5.50%	TBA	18,870	18,522,075
Federal National Mortgage Assoc.	5.50%	6/1/2033	2,395	2,359,007
Federal National Mortgage Assoc.	5.50%	7/1/2033	6,392	6,294,813
Federal National Mortgage Assoc.	5.50%	1/1/2034	313	308,431
Federal National Mortgage Assoc.	5.50%	4/1/2034	2,975	2,929,727
Federal National Mortgage Assoc.	5.50%	9/1/2034	8,175	8,042,650
Federal National Mortgage Assoc.	5.50%	11/1/2034	2,625	2,582,721
Federal National Mortgage Assoc.	5.50%	12/1/2034	1,418	1,395,478
Federal National Mortgage Assoc.	5.50%	3/1/2035	2,926	2,874,318
Federal National Mortgage Assoc.	5.50%	6/1/2035	301	295,441
Federal National Mortgage Assoc.	5.50%	7/1/2035	7,043	6,917,251
Federal National Mortgage Assoc.	5.50%	8/1/2035	6,452	6,336,816
Federal National Mortgage Assoc.	5.50%	10/1/2035	10,145	9,963,926
Federal National Mortgage Assoc.	5.50%	11/1/2035	3,331	3,271,529
Federal National Mortgage Assoc.	5.50%	1/1/2036	2,864	2,812,565
Federal National Mortgage Assoc.	5.50%	2/1/2036	1,224	1,202,336
Federal National Mortgage Assoc.	5.50%	4/1/2036	16,626	16,322,162
Federal National Mortgage Assoc.	5.50%	6/1/2036	609	598,344
Federal National Mortgage Assoc.	5.502%#	4/1/2036	2,186	2,186,958
Federal National Mortgage Assoc.	5.515%#	4/1/2036	3,003	3,011,737
Federal National Mortgage Assoc.	6.50%	6/1/2032	582	592,717
Federal National Mortgage Assoc.	6.50%	7/1/2032	417	424,437
Federal National Mortgage Assoc.	6.50%	8/1/2032	241	245,750
Federal National Mortgage Assoc.	6.50%	6/1/2033	132	134,294
Federal National Mortgage Assoc.	6.50%	12/1/2034	667	678,954
Total				265,721,648

Non-Agency Commercial Mortgage-Backed Securities 27.13%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	3,107	3,005,964
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	760	739,881

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	$4,270	$4,230,177
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	4,000	3,942,533
Banc of America Commercial Mortgage, Inc. 2005-3 A1	4.136%	7/10/2043	5,810	5,699,990
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	5,400	5,267,974
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,245	2,237,590
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.354%#	9/10/2047	1,450	1,434,384
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	3,691	3,579,865
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR4 A2	5.286%#	6/11/2041	900	897,599
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A1	3.688%	11/11/2041	348	341,530
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,284	1,263,468
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	700	687,611
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	415	398,208
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	5,720	5,704,527
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	523,959
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A4	4.933%#	2/13/2042	490	471,242
Citigroup Commercial Mortgage Trust 2004-C2 A5	4.733%	10/15/2041	820	783,018
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	984	966,616
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	145	139,153
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.40%#	7/15/2044	5,060	5,002,321
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	13,761	13,776,258

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	$6,695	$6,531,289
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	678	664,417
GE Capital Commercial Mortgage Corp. 2005-C2 A2	4.706%	5/10/2043	6,000	5,900,017
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.519%#	3/10/2044	3,000	3,015,891
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	3,150	3,075,998
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AJ	5.349%#	11/10/2045	370	365,114
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	637	630,770
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	270	268,657
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	2,865	2,818,528
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	6,922,051
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	1,100	1,077,121
GS Mortgage Securities Corp. II 2006-GG6 AAB	5.587%#	4/10/2038	2,000	2,015,289
JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	3,190	3,168,800
JP Morgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	8,845	8,630,775
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.381%#	5/15/2041	3,000	2,969,142
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	862	836,732
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 AM	5.525%#	4/15/2043	325	324,686
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	7,809	7,557,608
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	3,500	3,421,983
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	9,817	9,475,380

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
LB-UBS Commercial Mortgage Trust 2004-C4 A2	4.567%#	6/15/2029	$670		$660,609
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	830		812,066
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	963		939,496
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,700		1,663,830
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	598		596,282
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.417%#	11/12/2037	2,460		2,433,708
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	1,600		1,589,099
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2,800		2,733,931
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	2,138		2,105,762
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	256		245,780
Morgan Stanley Capital I 2004-T13 A1	2.85%	9/13/2045	763		737,583
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	2,183		2,179,815
Wachovia Bank Commercial Mortgage Trust 2004-C12 A1	3.404%	7/15/2041	1,590		1,546,989
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	1,130		1,101,560
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	3,649		3,597,442
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	682		668,126
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.37%#	10/15/2044	7,560		7,459,306
Total					161,835,500

Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(c)	85

U.S. Treasury Obligations 11.66%
U.S. Treasury Bond	6.125%	8/15/2029	7,814		9,086,221
U.S. Treasury Note	4.25%	8/15/2013	18,288		17,787,951
U.S. Treasury Note (d)	4.875%	2/15/2012	26,746		26,994,658

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Note	5.125%	6/30/2011	$15,373	$15,650,436
Total				69,519,266
Total Long-Term Investments (cost $644,251,702)				647,749,002

SHORT-TERM INVESTMENTS 7.47%

Repurchase Agreements

Repurchase Agreement dated 8/31/2006, 5.12% due 9/1/2006 with J.P. Morgan Chase & Co. collateralized by $44,656,000 of Federal National Mortgage Assoc. at 5.68% and 6.25% due 11/27/2015 and 5/16/2016; value: $45,289,919; proceeds: $44,428,318			44,422	44,422,000

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $120,000 of Federal National Mortgage Assoc. at 5.125% due 12/15/2008; value: $120,750; proceeds: $116,577			117	116,561

Total Short-Term Investments (cost $44,538,561)				44,538,561

Total Investments in Securities 116.07% (cost $688,790,263)				692,287,563

Liabilities in Excess of Other Assets(f) (16.07%)				(95,860,499)

Net Assets 100.00%				$596,427,064

#	Variable rate security. The interest rate represents the rate at August 31, 2006.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Amount represents less than $1,000.
(d)	Security has been partially segregated to cover margin requirements for open futures contracts as of August 31, 2006.
(e)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts at August 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation
U.S. 20-Year Treasury Bond	December 2006	13	Short	$(1,443,813)	$(7,555)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT &
GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2006

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
LONG-TERM INVESTMENTS 107.22%

Government Sponsored Enterprises Bond 8.47%
Federal National Mortgage Assoc.	6.00%		5/15/2011	$55,175		$57,430,058

Government Sponsored Enterprises Collateralized Mortgage Obligations 4.50%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(b)	10/15/2020	1		1,174
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	63		52,602
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(b)	8/15/2021	7		7,980
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(b)	12/15/2020	1		764
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(b)	12/15/2020	1		1,772
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(b)	2/15/2021	1		1,024
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(b)	2/15/2021	2		2,874
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(b)	4/15/2021	—	(a)	631
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(b)	4/15/2021	1		1,191
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(b)	4/15/2021	1		2,520
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(b)	5/15/2021	3		4,615
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	74		73,560
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(b)	9/15/2021	1		1,142
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	153		151,182
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(b)	11/15/2021	—	(a)	464
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(b)	2/15/2022	—	(a)	179
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(b)	4/15/2022	—	(a)	394
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	204		202,508
Federal Home Loan Mortgage Corp. 1364 A	5.825	%#	9/15/2007	3		3,374
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	120		101,747
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	1,519		1,461,225
Federal Home Loan Mortgage Corp. 2676 LT	3.00%		4/15/2017	1,033		1,030,629
Federal Home Loan Mortgage Corp. 2684 QM	3.50%		3/15/2019	151		150,152
Federal Home Loan Mortgage Corp. 2707 XK	4.00%		3/15/2011	226		225,518
Federal Home Loan Mortgage Corp. 2713 EC	3.50%		3/15/2018	2,450		2,440,579
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	4,862		4,801,618
Federal Home Loan Mortgage Corp. 2836 DG	5.00%		6/15/2016	12,873		12,829,963

See Notes to Schedule of Investments.

1

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	$33	$8,731
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	13	10,305
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(b)	12/25/2021	1	12,199
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	2,125	2,130,188
Federal National Mortgage Assoc. 2003-84 PL	3.50%		4/25/2018	743	739,267
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	1,010	994,924
Federal National Mortgage Assoc. 2003-122 OP	3.50%		9/25/2009	161	160,521
Federal National Mortgage Assoc. 2003-129 MA	4.00%		12/25/2012	1,286	1,279,055
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	1,628	1,614,079
Total					30,500,650

Government Sponsored Enterprises Pass-Throughs 76.86%
Federal Home Loan Mortgage Corp.	4.197	%#	1/1/2034	7,968	7,768,804
Federal Home Loan Mortgage Corp. Gold(c)	5.00%		TBA	14,865	14,549,119
Federal Home Loan Mortgage Corp. Gold(c)	5.50%		TBA	73,495	73,196,463
Federal Home Loan Mortgage Corp. Gold (c)	6.00%		TBA	6,090	6,152,800
Federal Home Loan Mortgage Corp. 1B2778	4.325	%#	2/1/2035	5,106	5,060,388
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	1,314	1,353,464
Federal Home Loan Mortgage Corp. Corp. B16574	5.00%		9/1/2019	16,399	16,078,794
Federal Home Loan Mortgage Corp. B18677	5.00%		1/1/2020	1,329	1,301,776
Federal Home Loan Mortgage Corp. C01329	7.00%		3/1/2032	645	664,538
Federal Home Loan Mortgage Corp. C01345	7.00%		4/1/2032	2,182	2,246,216
Federal Home Loan Mortgage Corp. C01367	7.00%		5/1/2032	879	905,220
Federal Home Loan Mortgage Corp. E84922	6.00%		8/1/2016	381	385,699
Federal Home Loan Mortgage Corp. E88194	6.00%		2/1/2017	323	327,088
Federal Home Loan Mortgage Corp. E89593	6.00%		5/1/2017	587	593,776
Federal Home Loan Mortgage Corp. G01391	7.00%		4/1/2032	914	941,930
Federal Home Loan Mortgage Corp. G11300	6.00%		8/1/2017	548	554,390
Federal Home Loan Mortgage Corp. G11742	5.00%		7/1/2020	647	633,831
Federal Home Loan Mortgage Corp. G11769	5.00%		10/1/2020	3,499	3,426,554
Federal Home Loan Mortgage Corp. G11879	5.00%		10/1/2020	13,681	13,396,905
Federal Home Loan Mortgage Corp. G11880	5.00%		12/1/2020	8,664	8,484,492
Federal Home Loan Mortgage Corp. G11981	5.00%		4/1/2021	2,977	2,914,587
Federal Home Loan Mortgage Corp. G11994	5.50%		5/1/2021	23,309	23,218,844
Federal Home Loan Mortgage Corp. G12161	5.00%		5/1/2021	5,193	5,085,352

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	$3,835	$3,755,402
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	6,015	5,890,153
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	9,161	8,970,480
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	9,236	9,043,784
Federal Home Loan Mortgage Corp. G18082	5.00%	11/1/2020	4,178	4,091,527
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	989	985,578
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	6,190	6,166,361
Federal Home Loan Mortgage Corp. J05928	5.50%	3/1/2021	11,339	11,295,097
Federal Home Loan Mortgage Corp. J06019	6.00%	7/1/2021	889	898,775
Federal National Mortgage Assoc.	3.494%#	8/1/2033	2,783	2,736,646
Federal National Mortgage Assoc.	3.876%#	11/1/2034	2,858	2,839,346
Federal National Mortgage Assoc.	4.558%#	7/1/2035	6,812	6,760,175
Federal National Mortgage Assoc.(c)	5.50%	TBA	20,305	19,930,616
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,287	1,267,387
Federal National Mortgage Assoc.	5.50%	7/1/2033	8,318	8,191,801
Federal National Mortgage Assoc.	5.50%	4/1/2034	5,547	5,462,926
Federal National Mortgage Assoc.	5.50%	2/1/2035	9,520	9,366,446
Federal National Mortgage Assoc.	5.50%	3/1/2035	40,919	40,189,781
Federal National Mortgage Assoc.	5.50%	7/1/2035	7,120	6,993,324
Federal National Mortgage Assoc.	5.50%	8/1/2035	6,236	6,124,904
Federal National Mortgage Assoc.	5.50%	10/1/2035	60,822	59,737,641
Federal National Mortgage Assoc.	5.50%	1/1/2036	10,962	10,766,330
Federal National Mortgage Assoc.	5.50%	2/1/2036	2,289	2,247,793
Federal National Mortgage Assoc.	5.50%	3/1/2036	5,447	5,350,096
Federal National Mortgage Assoc.	5.50%	4/1/2036	85,289	83,728,454
Federal National Mortgage Assoc.	5.502%#	4/1/2036	4,463	4,464,291
Federal National Mortgage Assoc.	5.515%#	4/1/2036	4,839	4,852,693
Total				521,348,837

Pass-Through Agencies 0.33%
Government National Mortgage Assoc.	7.00%	8/15/2027	2,183	2,255,435

U.S. Treasury Obligations 17.06%
U.S. Treasury Bond	6.125%	8/15/2029	15,811	18,385,236
U.S. Treasury Note	4.25%	8/15/2013	28,811	28,023,221
U.S. Treasury Note	4.375%	12/15/2010	1,932	1,908,304

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Note	4.875%	2/15/2012	$41,313	$41,697,087
U.S. Treasury Note	5.125%	6/30/2011	16,400	16,695,971
U.S. Treasury Strips	Zero Coupon	8/15/2020	17,963	9,017,031
Total				115,726,850
Total Long-Term Investments (cost $724,722,440)				727,261,830

SHORT-TERM INVESTMENT 8.61%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 5.12% due 9/1/2006 with J.P. Morgan Chase & Co. collateralized by $40,790,000 of Federal Home Loan Bank at 5.375% due 8/19/2011 and $18,000,000 of Federal National Mortgage Assoc. at 5.68% due 11/27/2015; value: $59,581,097; proceeds $58,423,308 (cost $58,415,000)			58,415	58,415,000

Total Investments in Securities 115.83% (cost $783,137,440)				785,676,830

Liabilities in Excess of Cash and Other Assets (15.83%)				(107,366,467)

Net Assets 100.00%				$678,310,363

IO	Interest Only.
PO	Principal Only.
#	Variable rate security. The interest rate represents the rate at August 31, 2006.
(a)	Amount represents less than $1,000.
(b)

IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

(c)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - WORLD GROWTH & INCOME STRATEGY FUND  August 31, 2006

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 97.92%

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(a)	425,437	$8,913

Lord Abbett Securities Trust - International Core Equity Fund - Class Y(b)	3,642,975	53,479

Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	1,491,651	43,974

Lord Abbett Large Cap Growth Fund - Class Y*(d)	5,141,883	26,789

Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	4,291,328	44,200

Total Investments in Underlying Funds (cost $173,643,884)		$177,355

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.58%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $3,025,000 of Federal Home Loan Mortgage Corp. at 5.75% due 8/3/2015; value: $2,924,631; proceeds: $2,864,059 (cost $2,863,689)	$2,864	$2,864

Total Investments in Securities 99.50% (cost $176,507,573)		180,219
Other Assets in Excess of Liabilities 0.50%		898
Net Assets 100.00%		$181,117

*	Non-income producing security.
(a)	Fund investment objective is capital appreciation.
(b)	Fund investment objective is to seek long-term capital appreciation.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term capital growth.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1.             ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company, organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Strategy Fund (“Income Strategy Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), Lord Abbett Total Return Fund (“Total Return Fund”), Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”), and Lord Abbett World Growth & Income Strategy Fund (“World Growth & Income Strategy Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Strategy Fund’s investment objective is to seek a high level of current income. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk. World Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. Balanced Strategy Fund, Diversified Equity Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.             SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions—The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)     Forward Foreign Currency Exchange Contracts—High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2006, there were no forward foreign currency exchange contracts outstanding.

(e)      Futures Contracts—Each Fund, other than Convertible Fund, may enter into Futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

(f)        When-Issued or Forward Transactions– Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g) TBA Sale Commitments— Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” in Note 2(a). The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)   Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)         Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of August 31, 2006, only Total Return Fund had open reverse repurchase agreements.

(j)         Mortgage Dollar Rolls—The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(k)       Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(l)             Credit Default Swaps—Each Fund may enter into credit default swap contracts (“swaps”) for investment purposes, to manage credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized gain (loss).

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3.             FEDERAL TAX INFORMATION

As of August 31, 2006, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,135,522,392	$272,326,825	$106,061,979
Gross unrealized gain	98,074,750	15,047,794	533,966
Gross unrealized loss	(8,855,935)	(3,796,030)	(321,996)
Net unrealized security gain	$89,218,815	$11,251,764	$211,970

	Diversified Equity Strategy Fund	High Yield Fund	Income Strategy Fund
Tax cost	$2,283,294	$190,700,462	$35,097,267
Gross unrealized gain	52,526	2,963,502	334,421
Gross unrealized loss	(833)	(4,727,876)	(108,888)
Net unrealized security gain (loss)	$51,693	$(1,764,374)	$225,533

	Limited Duration Fund	Total Return Fund	U.S. Government Fund	World Growth & Income Strategy Fund
Tax cost	$153,387,884	$689,945,553	$785,123,830	$176,507,592
Gross unrealized gain	310,146	4,044,233	3,789,118	5,087,502
Gross unrealized loss	(1,875,978)	(1,702,223)	(3,236,118)	(1,375,867)
Net unrealized security gain (loss)	$(1,565,832)	$2,342,010	$553,000	$3,711,635

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.             INVESTMENT RISKS

Balanced Strategy Fund, Diversified Equity Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Diversified Equity Strategy Fund’s, Income Strategy Fund’s and World Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

Convertible Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information, and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Swap contracts are bi-lateral agreements between a Fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Core Fixed Income Fund and Total Return Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments In Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2006 the Funds’ long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	47.47%
Lord Abbett Bond-Debenture Fund, Inc. – Class Y	24.32%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class Y	11.16%
Lord Abbett Investment Trust – Total Return Fund – Class Y	17.05%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	12.01%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	9.96%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	25.01%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	5.00%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	16.96%
Lord Abbett Large-Cap Growth Fund – Class Y	22.01%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	9.05%

Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.98%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	19.99%
Lord Abbett Investment Trust – High Yield Fund – Class Y	40.03%
Lord Abbett Investment Trust – Total Return Fund – Class Y	28.00%

World Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	5.03%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	30.15%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	24.79%
Lord Abbett Large-Cap Growth Fund – Class Y	15.11%
Lord Abbett Investment Trust – Total Return Fund – Class Y	24.92%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2006, for each Underlying Fund are presented on the following pages. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission (“SEC”), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	5.08%
Procter & Gamble Co. (The)	3.81%
Kraft Foods, Inc. Class A	2.65%
Wyeth	2.40%
AT&T Inc.	2.39%
Novartis AG ADR	2.39%
Pfizer Inc.	2.25%
General Electric Co.	2.19%
Kroger Co. (The)	1.97%
Bank of America Corp.	1.96%

Holdings by Sector*	% of Investments
Auto & Transportation	1.25%
Consumer Discretionary	4.78%
Consumer Staples	16.67%
Financial Services	16.96%
Healthcare	16.18%
Integrated Oils	5.08%
Materials and Processing	7.46%
Other	2.27%
Other Energy	3.06%
Producer Durables	6.06%
Technology	4.22%
Utilities	11.03%
Short-Term Investment	4.98%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.85%
Eastman Chemical Co.	2.47%
R.R. Donnelley & Sons Co.	2.37%
Puget Energy, Inc.	2.34%
Clear Channel Communications, Inc.	2.31%
Chevron Corp.	2.29%
Newell Rubbermaid, Inc.	2.28%
NiSource, Inc.	2.20%
Ameren Corp.	2.20%
ServiceMaster Co. (The)	2.18%

Holdings by Sector *	% of Investments
Consumer Discretionary	19.68%
Consumer Staples	6.60%
Energy	9.59%
Financials	17.02%
Healthcare	5.01%
Industrials	8.67%
Information Technology	1.69%
Materials	14.26%
Telecommunications Services	8.24%
Utilities	8.53%
Short-Term Investments	0.71%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 5.00%, 2/15/2011	2.02%
General Motors Acceptance Corp., 7.25%, 3/2/2011	1.70%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	1.14%
Qwest Capital Funding, 7.90%, 8/15/2010	1.02%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	1.01%
El Paso Corp., 7.00%, 5/15/2011	0.97%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.93%
Allbritton Communications Co., 7.75%, 12/15/2012	0.86%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.82%
Federal National Mortgage Assoc., 6.00%, 11/1/2034	0.70%

Holdings by Sector *	% of Investments
Agency	8.52%
Banking	1.16%
Basic Industry	8.27%
Brokerage	0.35%
Capital Goods	6.03%
Communications	0.16%
Consumer Cyclical	6.24%
Consumer Non-Cyclical	7.04%
Energy	10.01%
Finance & Investment	1.11%
Government Guaranteed	2.54%
Insurance	0.43%
Media	10.24%
Mortgage Backed	1.55%
Services Cyclical	13.20%
Services Non-Cyclical	5.27%
Technology & Electronics	4.76%
Telecommunications	6.37%
Utilities	6.12%
Short-Term Investments	0.63%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Dover Corp.	2.41%
Lamar Advertising Co.	2.16%
Cullen/Frost Bankers, Inc.	2.16%
Fisher Scientific Int’l. Inc.	2.13%
ITT Educational Services, Inc.	1.98%
Landstar System, Inc.	1.96%
Akamai Technologies, Inc.	1.95%
Dentsply International Inc.	1.91%
Textron, Inc.	1.88%
Alliance Data Systems Corp.	1.86%

Holdings by Sector *	% of Investments
Auto & Transportation	1.96%
Consumer Discretionary	22.40%
Consumer Staples	1.41%
Financials	12.23%
Healthcare	17.90%
Materials	5.13%
Other	1.88%
Other Energy	9.09%
Producer Durables	6.15%
Technology	16.97%
Short-Term Investment	4.88%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Mandalay Resort Group, 10.25%, 8/1/2007	3.30%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	2.12%
Ford Motor Credit Corp., 7.375%, 10/28/2009	2.08%
Rogers Wireless, Inc. (Canada), 8.454%, 12/15/2010	1.63%
Airgate PSC, Inc., 9.257%, 10/15/2011	1.63%
Allied Waste North America, Inc., 6.375%, 4/15/2011	1.55%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.47%
Qwest Corp., 7.625%, 6/15/2015	1.36%
R.H. Donnelley Corp., 8.875%, 1/15/2016	1.31%
HCA, Inc., 6.375%, 1/15/2015	1.27%

Holdings by Sector*	% of Investments
Basic Industry	8.71%
Brokerage	0.83%
Capital Goods	6.18%
Consumer Cyclical	8.89%
Consumer Non-Cyclical	3.29%
Energy	11.31%
Financial Investment	0.80%
Media	10.60%
Services Cyclical	16.63%
Services Non-Cyclical	5.92%
Technology & Electronics	1.73%
Telecommunications	15.20%
Utilities	7.99%
Short-Term Investment	1.92%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
BNP Paribas	3.04%
Mediobanca SpA	2.50%
British Land Company, PLC	2.40%
Fresenius Medical Care AG & Co	2.40%
ING Groep N.V.	2.04%
Tesco plc	2.00%
Capitalia SpA	1.98%
BAE System plc	1.96%
Royal Bank of Scotland Group (The) plc	1.95%
Irish Life & Permanent plc	1.83%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.01%
Consumer Staples	12.93%
Energy	6.77%
Financial Services	33.27%
Healthcare	10.85%
Industrials	11.43%
Information Technology	3.24%
Materials and Processing	1.29%
Telecommunications	5.66%
Utilities	3.55%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Prosegur Compania de Seguridad S.A.	2.36%
Neopost S.A.	2.26%
AWG plc	2.19%
Punch Taverns plc	2.17%
Hera S.A.	2.12%
Enagas, S.A.	2.08%
RHM, Plc	2.03%
EganaGoldpfeil (Holding) Ltd.	1.88%
Piraeus Bank S.A.	1.87%
Wacker-Chemie AG	1.87%

Holdings by Sector*	% of Investments
Consumer Cyclicals	16.13%
Energy	5.72%
Healthcare	6.24%
Technology	4.35%
Telecommunications	1.58%
Transportation	1.00%
Utilities	4.31%
Basic Materials	7.09%
Conglomerates	0.76%
Consumer Non-Cyclicals	7.59%
Div. Financials	5.02%
Ind. Goods & Services	22.02%
Non-Property Financials	15.72%
Property and Property Services	1.91%
Short-Term Investments	0.56%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Proctor & Gamble Co. (The)	3.08%
General Electric Co.	2.98%
Monsanto Co.	2.27%
Exxon Mobil Corp.	2.13%
Wyeth	2.07%
Novartis AG ADR	2.03%
Johnson & Johnson	1.93%
PepsiCo, Inc.	1.89%
Newmont Mining Corp.	1.87%
Kraft Foods, Inc. Class A	1.78%

Holdings by Sector *	% of Investments
Auto & Transportation	1.04%
Consumer Discretionary	4.97%
Consumer Staples	16.76%
Financials	13.76%
Healthcare	19.12%
Integrated Oils	3.57%
Materials and Processing	6.87%
Other	3.43%
Other Energy	3.88%
Producer Durables	6.16%
Technology	9.11%
Utilities	8.40%
Short-Term Investment	2.93%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Gilead Sciences, Inc.	2.95%
Cisco Systems, Inc.	2.76%
Boeing Co. (The)	2.65%
QUALCOMM Inc.	2.52%
General Electric Co.	2.47%
Google, Inc. Class A	2.38%
Colgate-Palmolive Co.	2.36%
Johnson & Johnson	2.32%
Network Appliance, Inc.	2.28%
Best Buy Co., Inc.	2.19%

Holdings by Sector *	% of Investments
Auto & Transportation	1.08%
Consumer Discretionary	16.99%
Consumer Staples	8.15%
Financials	12.02%
Healthcare	16.93%
Other	2.47%
Other Energy	6.41%
Producer Durables	8.27%
Technology	22.74%
Utilities	2.62%
Short-Term Investments	2.32%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal Home Loan Mortgage Corp. Gold TBA, 5.50%, 9/1/2006	10.30%
Federal National Mortgage Assoc., 6.00%, 5/15/2011	7.48%
U.S. Treasury Note, 4.875%, 2/15/2012	3.90%
Federal Home Loan Mortgage Corp. G118779, 5.00%, 10/1/2020	2.69%
Federal National Mortgage Assoc. TBA, 5.50%, 9/1/2006	2.68%
U.S. Treasury Note, 4.25%, 8/15/2013	2.57%
U.S. Treasury Note, 5.125%, 6/30/2011	2.26%
Citigroup/Deutsche bank Comm. Mort. Trust 2006-CD2 AAB, 5.57%, 1/15/2046	1.99%
LB-UBS Commercial Mtg. Trust 2004-C1 A1, 2.964%, 1/15/2029	1.37%
U.S. Treasury Bond, 6.125%, 8/15/2029	1.31%

Holdings by Sector*	% of Investments
Auto	1.45%
Basic Industry	0.30%
Consumer Discretionary	0.10%
Consumer Cyclical	0.41%
Consumer Services	0.62%
Consumer Staples	0.23%
Energy	0.70%
Financials	32.07%
Government	51.41%
Healthcare	0.29%
Integrated Oils	0.91%
Materials and Processing	1.21%
Producer Durables	0.38%
Technology	0.19%
Telecommunications	2.49%
Transportation	0.09%
Utilities	1.10%
Short-Term Investment	6.05%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Shaw Group, Inc. (The)	3.06%
Zebra Technologies Corp. Class A	2.56%
Molson Coors Brewing Co.	2.12%
NCI Building System, Inc.	1.95%
Ruby Tuesday, Inc.	1.89%
Heartland Express, Inc.	1.87%
Albemarle Corp.	1.86%
International Flavors & Fragrances Inc.	1.81%
Wabtec Corp.	1.77%
American Standard Co. Inc.	1.72%

Holdings by Sector*	% of Investments
Auto & Transportation	4.51%
Consumer Discretionary	9.04%
Consumer Staples	3.82%
Financial Services	11.05%
Healthcare	4.50%
Integrated Oils	1.38%
Materials & Processing	20.10%
Other	0.88%
Other Energy	2.01%
Producer Durables	14.36%
Technology	10.13%
Utilities	6.97%
Short-Term Investments	11.25%
Total	100.00%

*A sector may comprise several industries.

Item 2:                                  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2006